ACCOUNTS AND OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2025
Accounts And Other Receivable
SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE

Accounts other receivable consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD

Accounts receivable from third parties, net	826,687	6,986,013
Other receivables for investments, disposal of intangible assets and concert tickets	-	10,096,072
	$826,687	$17,082,085